UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22545

DREXEL HAMILTON MUTUAL FUNDS

(Exact name of registrant as specified in charter)

45 Rockefeller Plaza, Suite 2000, New York, New York 10111

(Address of principal executive offices) (Zip code)

Andrew Bang

45 Rockefeller Plaza, Suite 2000

New York, New York 10111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 298.4236

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Item 1 – Schedule of Investments.

DREXEL HAMILTON CENTRE AMERICAN EQUITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (99.51%)
Consumer Discretionary (10.23%)
Advertising (1.80%)
Interpublic Group of Cos., Inc.	16,490	$178,916
Omnicom Group, Inc.	4,770	231,822

		410,738

Apparel (1.05%)
Coach, Inc.	4,120	240,938

Internet (1.59%)
Amazon.com, Inc.(a)	1,590	363,077

Leisure Time (0.75%)
Harley-Davidson, Inc.	3,770	172,402

Lodging (1.73%)
Marriott International, Inc., Class A	4,810	188,552
MGM Resorts International(a)	18,520	206,683

		395,235

Retail (3.31%)
Macy’s, Inc.	4,980	171,063
McDonald’s Corp.	3,230	285,952
Starbucks Corp.	5,650	301,258

		758,273

Total Consumer Discretionary		2,340,663

Consumer Staples (13.90%)
Agriculture (3.92%)
Philip Morris International, Inc.	7,710	672,774
Reynolds American, Inc.	5,010	224,799

		897,573

Beverages (4.99%)
Coca-Cola Co.	8,750	684,162
PepsiCo, Inc.	6,480	457,877

		1,142,039

Cosmetics & Personal Care (2.32%)
Procter & Gamble Co.	8,650	529,813

Cosmetics/Personal Care (1.12%)
Colgate-Palmolive Co.	2,460	256,086

Retail (1.55%)
Wal-Mart Stores, Inc.	5,090	354,875

Total Consumer Staples		3,180,386

Energy (8.32%)
Oil & Gas (8.32%)
Chevron Corp.	3,680	388,240
Exxon Mobil Corp.	11,130	952,394
Occidental Petroleum Corp.	1,850	158,675

	Shares	Value

Energy (continued)
Oil & Gas (continued)
Schlumberger, Ltd.	6,210	$403,091

		1,902,400

Total Energy		1,902,400

Financials (7.12%)
Banks (7.12%)
BB&T Corp.	6,360	196,206
Capital One Financial Corp.	3,160	172,726
Citigroup, Inc.	5,980	163,912
Fifth Third Bancorp	15,040	201,536
Goldman Sachs Group, Inc.	1,800	172,548
SunTrust Banks, Inc.	7,540	182,694
US Bancorp	5,360	172,378
Wells Fargo & Co.	5,260	175,894
Zions Bancorporation	9,860	191,481

		1,629,375

Total Financials		1,629,375

Health Care (15.85%)
Biotechnology (1.23%)
Amgen, Inc.	3,840	280,473

Healthcare-Products (4.56%)
Boston Scientific Corp.(a)	33,410	189,435
Medtronic, Inc.	6,770	262,202
St Jude Medical, Inc.	5,820	232,276
Zimmer Holdings, Inc.	5,600	360,416

		1,044,329

Healthcare-Services (0.80%)
UnitedHealth Group, Inc.	3,140	183,690

Pharmaceuticals (9.26%)
Abbott Laboratories	10,280	662,752
Johnson & Johnson	14,180	958,001
Merck & Co., Inc.	11,890	496,407

		2,117,160

Total Health Care		3,625,652

Industrials (11.62%)
Aerospace/Defense (0.70%)
United Technologies Corp.	2,120	160,123

Airlines (1.69%)
Delta Air Lines, Inc.(a)	18,370	201,152
United Continental Holdings, Inc.(a)	7,580	184,421

		385,573

Auto Manufacturers (0.83%)
PACCAR, Inc.	4,820	188,896

Commercial Services (1.67%)
Manpower, Inc.	5,420	198,643
Robert Half International, Inc.	6,410	183,134

		381,777

	Shares	Value

Industrials (continued)
Electronics (1.24%)
Honeywell International, Inc.	5,090	$284,225

Machinery, Construction & Mining (1.32%)
Caterpillar, Inc.	3,570	303,129

Miscellaneous Manufacturing (1.51%)
General Electric Co.	8,460	176,306
Textron, Inc.	6,810	169,365

		345,671

Textiles (0.78%)
Cintas Corp.	4,610	177,992

Transportation (1.88%)
Union Pacific Corp.	1,530	182,544
United Parcel Service, Inc., Class B	3,140	247,307

		429,851

Total Industrials		2,657,237

Information Technology (28.36%)
Commercial Services (1.25%)
Total System Services, Inc.	11,970	286,442

Computers (12.65%)
Apple, Inc.(a)	3,500	2,044,000
International Business Machines Corp.	4,350	850,773

		2,894,773

Diversified Financial Services (1.43%)
Visa, Inc.	2,640	326,383

Internet (3.59%)
F5 Networks, Inc.(a)	2,070	206,089
Google, Inc., Class A(a)	1,060	614,875

		820,964

Semiconductors (3.24%)
Advanced Micro Devices, Inc.(a)	30,220	173,161
Intel Corp.	8,730	232,654
QUALCOMM, Inc.	6,010	334,637

		740,452

Software (5.46%)
Intuit, Inc.	3,900	231,465
Microsoft Corp.	20,090	614,553
Oracle Corp.	13,560	402,732

		1,248,750

Telecommunications (0.74%)
Cisco Systems, Inc.	9,890	169,811

Total Information Technology		6,487,575

Materials (3.09%)
Chemicals (3.09%)
Huntsman Corp.	15,530	200,958

	Shares	Value

Materials (continued)
Chemicals (continued)
Monsanto Co.	6,110	$505,786

		706,744

Total Materials		706,744

Telecommunication Services (1.02%)
Telecommunications (1.02%)
Verizon Communications, Inc.	5,260	233,754

Total Telecommunication Services		233,754

TOTAL COMMON STOCKS (Cost $20,947,586)		22,763,786

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (0.49%)
Money Market Fund (0.49%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	111,548	111,548

TOTAL SHORT TERM INVESTMENTS (Cost $111,548)			111,548

TOTAL INVESTMENTS (Cost $21,059,134) (100.00%)			$22,875,334

Liabilities in Excess of Other Assets (0.00%)(b)			(721)

NET ASSETS (100.00%)			$22,874,613

(a)	Non-income producing security.

(b)	Less than (0.005%) of net assets.

Common Abbreviations:

Ltd. - Limited.

See Notes to Quarterly Schedule of Investments.

DREXEL HAMILTON CENTRE GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (94.70%)
ASIA (30.51%)
Australia (2.89%)
Financials (1.02%)
Commonwealth Bank of Australia	2,090	$113,587

Materials (0.91%)
BHP Billiton, Ltd.	3,157	101,621

Telecommunication Services (0.96%)
Telstra Corp., Ltd.	28,540	107,787

Total Australia		322,995

China (12.71%)
Consumer Staples (1.74%)
Hengan International Group Co., Ltd.	10,000	96,610
Want Want China Holdings, Ltd.	80,000	97,964

		194,574

Energy (3.56%)
China Petroleum & Chemical Corp., Class H	100,500	89,127
China Shenhua Energy Co., Ltd., Class H	19,000	66,248
CNOOC, Ltd.	69,000	136,969
PetroChina Co., Ltd., Class H	82,200	105,426

		397,770

Financials (5.45%)
Bank of China, Ltd., Class H	300,300	113,803
China Construction Bank Corp., Class H	221,500	151,037
China Life Insurance Co., Ltd., Class H	41,000	105,487
Industrial & Commercial Bank of China, Class H	242,900	134,319
Ping An Insurance Group Co., Class H	13,000	103,391

		608,037

Information Technology (0.31%)
Tencent Holdings, Ltd.	1,200	34,958

Telecommunication Services (1.65%)
China Mobile, Ltd.	16,900	184,620

Total China		1,419,959

Hong Kong (1.36%)
Consumer Discretionary (1.36%)
Li & Fung, Ltd.	42,000	80,232
Sands China, Ltd.	22,800	72,004

		152,236

Total Hong Kong		152,236

	Shares	Value

India (0.95%)
Information Technology (0.95%)
Infosys, Ltd., Sponsored ADR	2,350	$105,891

Total India		105,891

Indonesia (1.63%)
Consumer Staples (1.63%)
Unilever Indonesia Tbk PT	74,600	181,884

Total Indonesia		181,884

Japan (5.28%)
Consumer Discretionary (3.46%)
Fast Retailing Co., Ltd.	800	158,929
Honda Motor Co., Ltd.	3,000	103,171
Toyota Motor Corp.	3,100	123,713

		385,813

Financials (0.97%)
Mitsubishi UFJ Financial Group, Inc.	22,900	108,291

Information Technology (0.85%)
Canon, Inc.	2,400	95,027

Total Japan		589,131

Korea (1.22%)
Information Technology (1.22%)
Samsung Electronics Co., Ltd.	130	136,317

Total Korea		136,317

Singapore (1.79%)
Financials (1.79%)
DBS Group Holdings, Ltd.	18,300	200,372

Total Singapore		200,372

Taiwan (0.93%)
Information Technology (0.93%)
Taiwan Semiconductor Manufacturing Co., Ltd.(a)	38,100	103,648

Total Taiwan		103,648

Thailand (1.75%)
Financials (0.79%)
Kasikornbank Pcl	17,300	88,243

	Shares	Value

Thailand (continued)
Telecommunication Services (0.96%)
Advanced Info Service Pcl	18,400	$106,889

Total Thailand		195,132

TOTAL ASIA (Cost $3,273,063)		3,407,565

EUROPE (30.79%)
Belgium (1.31%)
Consumer Staples (1.31%)
Anheuser-Busch InBev NV	1,878	145,686

Total Belgium		145,686

Denmark (0.49%)
Health Care (0.49%)
Novo Nordisk A/S, Class B	382	55,172

Total Denmark		55,172

France (4.60%)
Energy (0.93%)
Total SA	2,317	104,092

Health Care (1.63%)
Cie Generale d’Optique Essilor International SA	1,050	97,399
Sanofi	1,113	84,144

		181,543

Industrials (1.20%)
European Aeronautic Defence and Space Co. NV	3,800	134,361

Information Technology (0.84%)
Dassault Systemes SA	1,000	93,546

Total France		513,542

Germany (7.50%)
Consumer Discretionary (0.71%)
Daimler AG	1,774	79,350

Consumer Staples (0.77%)
Beiersdorf AG	1,330	86,092

Financials (1.27%)
Allianz SE	883	88,400
Deutsche Bank AG	1,480	53,379

		141,779

Health Care (0.78%)
Bayer AG	1,215	87,304

	Shares	Value

Germany (continued)
Industrials (1.00%)
Siemens AG	1,336	$111,824

Information Technology (0.97%)
SAP AG	1,832	107,910

Materials (1.03%)
BASF SE	1,660	114,910

Utilities (0.97%)
E.ON AG	5,067	109,009

Total Germany		838,178

Great Britain (3.76%)
Consumer Staples (2.10%)
British American Tobacco Plc	2,682	136,156
Diageo Plc	3,840	98,750

		234,906

Energy (0.84%)
BP Plc	14,198	93,826

Financials (0.82%)
HSBC Holdings Plc	10,388	91,286

Total Great Britain		420,018

Israel (0.47%)
Health Care (0.47%)
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,340	52,850

Total Israel		52,850

Italy (2.81%)
Consumer Discretionary (0.81%)
Luxottica Group SpA	2,600	90,878

Energy (1.29%)
Eni SpA	6,799	144,378

Utilities (0.71%)
Enel SpA	24,520	78,878

Total Italy		314,134

Netherlands (1.49%)
Consumer Staples (0.49%)
Unilever NV	1,644	54,894

Information Technology (1.00%)
ASML Holding NV	2,200	111,545

Total Netherlands		166,439

	Shares	Value

Norway (0.50%)
Energy (0.50%)
Statoil ASA	2,330	$55,384

Total Norway		55,384

Russia (2.45%)
Energy (1.74%)
Gazprom OAO, Sponsored ADR(a)	11,515	108,586
Lukoil OAO, Sponsored ADR(a)	1,534	85,521

		194,107

Financials (0.71%)
Sberbank of Russia, Sponsored ADR	7,567	79,299

Total Russia		273,406

Spain (3.73%)
Consumer Discretionary (1.34%)
Inditex SA	1,450	149,606

Financials (1.74%)
Banco Bilbao Vizcaya Argentaria SA	11,830	84,271
Banco Santander SA	16,699	110,333

		194,604

Telecommunication Services (0.65%)
Telefonica SA	5,530	72,572

Total Spain		416,782

Switzerland (1.68%)
Materials (1.68%)
Syngenta AG	550	187,341

Total Switzerland		187,341

TOTAL EUROPE (Cost $3,309,100)		3,438,932

NORTH AMERICA (29.26%)
Mexico (1.38%)
Telecommunication Services (1.38%)
America Movil, Series L	117,900	154,140

Total Mexico		154,140

United States (27.88%)
Consumer Discretionary (3.90%)
Home Depot, Inc.	4,100	217,259
Walt Disney Co.	4,500	218,250

		435,509

Consumer Staples (3.78%)
Coca-Cola Co.	700	54,733
PepsiCo, Inc.	1,500	105,990
Philip Morris International, Inc.	1,400	122,164
Procter & Gamble Co.	850	52,063

	Shares	Value

United States (continued)
Consumer Staples (continued)
Whole Foods Market, Inc.	920	$87,694

		422,644

Energy (2.84%)
Chevron Corp.	1,300	137,150
Exxon Mobil Corp.	2,100	179,697

		316,847

Financials (2.98%)
JPMorgan Chase & Co.	2,700	96,471
Wells Fargo & Co.	7,080	236,755

		333,226

Health Care (4.41%)
Abbott Laboratories	1,700	109,599
Johnson & Johnson	1,900	128,364
Merck & Co., Inc.	2,890	120,658
Pfizer, Inc.	5,800	133,400

		492,021

Industrials (1.32%)
General Electric Co.	7,100	147,964

Information Technology (6.63%)
Apple, Inc.(a)	310	181,040
Cisco Systems, Inc.	5,600	96,152
Google, Inc., Class A(a)	200	116,014
Intel Corp.	4,600	122,590
International Business Machines Corp.	230	44,983
Microsoft Corp.	2,300	70,357
Oracle Corp.	2,000	59,400
QUALCOMM, Inc.	900	50,112

		740,648

Telecommunication Services (2.02%)
AT&T, Inc.	3,080	109,833
Verizon Communications, Inc.	2,610	115,988

		225,821

Total United States		3,114,680

TOTAL NORTH AMERICA (Cost $2,973,632)		3,268,820

SOUTH AMERICA (4.14%)
Brazil (4.14%)
Consumer Staples (0.82%)
Souza Cruz SA	6,300	91,528

Industrials (1.51%)
CCR SA	20,800	168,699

		Shares	Value

Brazil (continued)
Utilities (1.81%)
Cia de Saneamento Basico do Estado de Sao Paulo		5,350	$202,706

Total Brazil			462,933

TOTAL SOUTH AMERICA (Cost $404,008)			462,933

TOTAL COMMON STOCKS (Cost $9,959,803)			10,578,250

PREFERRED STOCKS (3.51%)
SOUTH AMERICA (3.51%)
Brazil (3.51%)
Consumer Staples (0.96%)
Cia de Bebidas das Americas		2,800	107,232

Energy (0.86%)
Petroleo Brasileiro SA		10,600	95,894

Financials (0.85%)
Itau Unibanco Holding SA		6,810	95,174

Materials (0.84%)
Vale SA		4,840	94,149

Total Brazil			392,449

TOTAL SOUTH AMERICA (Cost $447,229)			392,449

TOTAL PREFERRED STOCKS (Cost $447,229)			392,449

7-Day Yield		Shares	Value

SHORT TERM INVESTMENTS (1.10%)
Money Market Fund (1.10%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	123,167	123,167

TOTAL SHORT TERM INVESTMENTS (Cost $123,167)			123,167

TOTAL INVESTMENTS (Cost $10,530,199) (99.31%)			$11,093,866

Other Assets In Excess Of Liabilities (0.69%)			76,631

NET ASSETS (100.00%)			$11,170,497

(a)	Non-income producing security.

Common Abbreviations:

ADR - American Depository Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

A/S - Aktieselskab is the Danish term for Joint Stock Company.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OAO - Otkrytoe Aktsionernoe Obschestvo (a Russian open joint stock corporation)

Pcl - Public Company Limited.

Plc - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SpA - Societa Per Azioni is an Italian shared company.

UFJ - United Financial of Japan.

See Notes to Quarterly Schedule of Investments.

DREXEL HAMILTON 8IP ASIA PACIFIC EQUITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (92.67%)
ASIA (92.67%)
Australia (13.00%)
Energy (1.27%)
Woodside Petroleum, Ltd.	4,219	$133,949

Financials (2.64%)
Macquarie Group, Ltd.	5,377	143,087
Westpac Banking Corp.	6,338	137,069

		280,156

Industrials (3.61%)
Ausenco, Ltd.	42,378	154,845
Boart Longyear, Ltd.	32,170	94,168
Industrea, Ltd.	101,668	133,713

		382,726

Materials (5.48%)
Atlas Iron, Ltd.	44,667	92,348
BHP Billiton, Ltd.	5,446	175,302
Fortescue Metals Group, Ltd.	24,798	124,365
Rio Tinto, Ltd.	3,263	188,692

		580,707

Total Australia		1,377,538

China (16.41%)
Consumer Discretionary (0.88%)
New World Department Store China, Ltd.	174,000	93,527

Consumer Staples (1.34%)
China Minzhong Food Corp., Ltd.(a)	91,000	41,665
China Resources Enterprise, Ltd.	34,000	100,581

		142,246

Energy (2.98%)
CNOOC, Ltd.	54,908	108,996
Hidili Industry International Development, Ltd.(a)	434,244	119,784
PetroChina Co., Ltd., Class H	68,000	87,214

		315,994

Financials (7.58%)
China Construction Bank Corp., Class H	280,000	190,927
China Everbright, Ltd.	78,000	109,792
China Overseas Land & Investment, Ltd.	74,000	171,504
Industrial & Commercial Bank of China, Class H	148,000	81,841
KWG Property Holding, Ltd.	170,212	106,850
Ping An Insurance Group Co., Class H	17,900	142,361

		803,275

Health Care (0.95%)
China Shineway Pharmaceutical Group, Ltd.	70,000	100,516

	Shares	Value

China (continued)
Industrials (1.44%)
China Communications Construction Co., Ltd., Class H	131,000	$114,318
China Shipping Development Co., Ltd., Class H	82,000	38,051

		152,369

Materials (1.24%)
Jiangxi Copper Co., Ltd., Class H	60,000	131,014

Total China		1,738,941

Hong Kong (2.31%)
Consumer Discretionary (0.71%)
Emperor Watch & Jewellery, Ltd.	830,000	74,891

Financials (1.60%)
AIA Group, Ltd.	49,800	170,109

Total Hong Kong		245,000

Japan (37.63%)
Consumer Discretionary (4.51%)
Honda Motor Co., Ltd.	4,400	151,318
Isuzu Motors, Ltd.	29,000	153,462
Nissan Motor Co., Ltd.	18,500	173,116

		477,896

Energy (1.89%)
Inpex Corp.	36	200,188

Financials (11.77%)
Mitsubishi UFJ Financial Group, Inc.	49,700	235,023
Mizuho Financial Group, Inc.	154,200	258,495
Monex Group, Inc.	600	97,504
Nomura Holdings, Inc.	56,600	208,174
ORIX Corp.	1,600	147,520
SBI Holdings, Inc.	2,010	147,101
Sumitomo Mitsui Financial Group, Inc.	4,700	153,580

		1,247,397

Industrials (8.32%)
Komatsu, Ltd.	5,500	129,217
Marubeni Corp.	22,000	144,768
Mitsubishi Corp.	6,700	133,774
Mitsubishi Electric Corp.	14,000	115,594
Mitsui & Co., Ltd.	8,700	127,776
Sumitomo Corp.	10,000	138,613
THK Co., Ltd.	4,900	91,459

		881,201

Information Technology (7.59%)
Canon, Inc.	3,000	118,784
CAPCOM Co., Ltd.	4,200	87,326
Hitachi, Ltd.	25,000	152,311
Maruwa Co., Ltd.	2,900	96,975
Tokyo Electron, Ltd.	2,600	120,185
Toshiba Corp.	33,000	123,851
Yaskawa Electric Corp.	14,000	105,085

		804,517

	Shares	Value

Japan (continued)
Materials (2.02%)
Mitsubishi Chemical Holdings Corp.	23,589	$102,991
Sumitomo Metal Mining Co., Ltd.	10,000	111,465

		214,456

Telecommunication Services (1.53%)
Softbank Corp.	4,400	162,547

Total Japan		3,988,202

Korea (11.32%)
Consumer Discretionary (1.09%)
LG Corp.	2,412	115,825

Energy (1.16%)
SK Innovation Co., Ltd.	1,025	123,499

Financials (2.43%)
Mirae Asset Securities Co., Ltd.	4,760	128,834
Shinhan Financial Group Co., Ltd.	3,700	128,249

		257,083

Industrials (2.27%)
GS Engineering & Construction Corp.	1,617	107,720
LG Electronics, Inc.	2,500	133,147

		240,867

Information Technology (3.69%)
Samsung Electronics Co., Ltd.	234	245,370
Silicon Works Co., Ltd.	5,757	145,263

		390,633

Materials (0.68%)
Cheil Industries, Inc.	826	72,046

Total Korea		1,199,953

Malaysia (2.02%)
Energy (0.68%)
KNM Group Bhd(a)	326,000	72,376

Financials (1.34%)
CIMB Group Holdings Bhd	59,500	141,841

Total Malaysia		214,217

Singapore (2.52%)
Consumer Discretionary (1.03%)
OSIM International, Ltd.	116,000	109,887

Consumer Staples (1.04%)
Olam International, Ltd.	77,000	110,022

Energy (0.45%)
Sakari Resources, Ltd.	44,000	47,413

Total Singapore		267,322

		Shares	Value

Taiwan (4.67%)
Information Technology (4.67%)
Advanced Semiconductor Engineering, Inc.		193,000	$157,900
Catcher Technology Co., Ltd.		27,000	179,338
Taiwan Semiconductor Manufacturing Co., Ltd.(a)		58,000	157,785

			495,023

Total Taiwan			495,023

Thailand (2.79%)
Energy (1.22%)
PTT Pcl		12,700	129,159

Financials (1.57%)
Kasikornbank Pcl		32,700	166,795

Total Thailand			295,954

TOTAL ASIA (Cost $10,116,513)			9,822,150

TOTAL COMMON STOCKS (Cost $10,116,513)			9,822,150

EXCHANGE TRADED FUNDS (4.07%)
ASIA (4.07%)
India (4.07%)
iShares® MSCI India(a)		79,500	431,685

Total India			431,685

TOTAL ASIA (Cost $410,465)			431,685

TOTAL EXCHANGE TRADED FUNDS (Cost $410,465)			431,685

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (2.57%)
Money Market Fund (2.57%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	272,482	272,482

TOTAL SHORT TERM INVESTMENTS (Cost $272,482)			272,482

TOTAL INVESTMENTS (Cost $10,799,460) (99.31%)			$10,526,317

Other Assets In Excess Of Liabilities (0.69%)			72,746

NET ASSETS (100.00%)			$10,599,063

(a)	Non-income producing security.

Common Abbreviations:

Bhd - Berhad is the Malaysian Term for Public Limited Company.

Ltd. - Limited.

MSCI - Morgan Stanley Capital International.

Pcl - Public Company Limited.

UFJ - United Financial of Japan.

See Notes to Quarterly Schedule of Investments.

DREXEL HAMILTON FOUR EUROPEAN EQUITY FUND

SCHEDULE OF INVESTMENTS
June 30, 2012 (Unaudited)

	Shares	Value

COMMON STOCKS (98.16%)
EUROPE (98.16%)
Belgium (2.82%)
Materials (2.82%)
Umicore SA	6,610	$304,234

Total Belgium		304,234

Denmark (3.59%)
Financials (1.43%)
Danske Bank A/S(a)	11,100	153,797

Materials (2.16%)
Novozymes A/S, Class B	9,040	233,582

Total Denmark		387,379

Finland (3.10%)
Financials (2.55%)
Sampo OYJ, Class A	10,640	274,954

Industrials (0.55%)
YIT OYJ	3,500	59,264

Total Finland		334,218

France (13.02%)
Consumer Discretionary (1.25%)
Eutelsat Communications SA	4,400	135,113

Consumer Staples (2.87%)
L’Oreal SA	2,650	309,334

Financials (3.66%)
BNP Paribas SA	10,270	394,255

Information Technology (5.24%)
AtoS	3,800	226,596
Gemalto NV	4,720	338,022

		564,618

Total France		1,403,320

Germany (7.35%)
Health Care (1.47%)
QIAGEN NV(a)	9,500	158,514

Industrials (2.01%)
Bilfinger Berger SE	2,670	216,925

Information Technology (3.87%)
Infineon Technologies AG	24,370	164,440

	Shares	Value

Germany (continued)
Information Technology (continued)
SAP AG	4,290	$252,693

		417,133

Total Germany		792,572

Great Britain (24.81%)
Consumer Staples (2.86%)
Associated British Foods Plc	6,150	123,480
Unilever Plc	5,500	184,680

		308,160

Energy (6.74%)
BG Group Plc	16,170	329,219
BP Plc	60,200	397,823

		727,042

Financials (6.63%)
Barclays Plc	118,070	301,134
HSBC Holdings Plc	47,040	413,371

		714,505

Industrials (2.00%)
BBA Aviation Plc	67,500	215,658

Materials (1.45%)
Xstrata Plc	12,550	156,966

Telecommunication Services (3.51%)
Vodafone Group Plc	134,860	378,595

Utilities (1.62%)
Centrica Plc	35,000	174,312

Total Great Britain		2,675,238

Ireland (1.51%)
Consumer Staples (1.51%)
C&C Group Plc	37,980	162,936

Total Ireland		162,936

Italy (2.54%)
Consumer Discretionary (2.54%)
Piaggio & C SpA	109,700	273,625

Total Italy		273,625

Netherlands (6.01%)
Consumer Staples (0.92%)
Koninklijke Ahold NV	8,050	99,571

Financials (3.11%)
ING Groep NV(a)	50,380	335,739

	Shares	Value

Netherlands (continued)
Information Technology (1.98%)
ASML Holding NV	4,200	$212,950

Total Netherlands		648,260

Norway (4.18%)
Energy (2.65%)
Petroleum Geo-Services ASA	23,500	285,224

Financials (1.53%)
Gjensidige Forsikring ASA	14,200	165,068

Total Norway		450,292

Spain (4.59%)
Industrials (3.50%)
Obrascon Huarte Lain SA	18,310	377,693

Utilities (1.09%)
Gas Natural SDG SA	9,190	117,521

Total Spain		495,214

Sweden (6.58%)
Consumer Staples (2.27%)
Swedish Match AB	6,070	244,557

Health Care (2.00%)
Getinge AB, Class B	8,740	216,053

Industrials (2.31%)
Volvo AB, Class B	21,890	249,201

Total Sweden		709,811

Switzerland (18.06%)
Financials (2.74%)
Julius Baer Group, Ltd.(a)	8,200	295,983

Health Care (4.65%)
Galenica AG	360	228,520
Novartis AG	4,890	272,540

		501,060

Industrials (4.72%)
Adecco SA(a)	6,400	283,200
Implenia AG(a)	7,190	225,741

		508,941

Information Technology (1.18%)
LEM Holding SA	250	126,956

Materials (4.77%)
Sika AG(a)	140	269,630

		Shares	Value

Switzerland (continued)
Materials (continued)
Syngenta AG		720	$245,247

			514,877

Total Switzerland			1,947,817

TOTAL EUROPE (Cost $10,497,442)			10,584,916

TOTAL COMMON STOCKS (Cost $10,497,442)			10,584,916

	7-Day Yield	Shares	Value

SHORT TERM INVESTMENTS (1.44%)
Money Market Fund (1.44%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.00004%	155,407	155,407

TOTAL SHORT TERM INVESTMENTS (Cost $155,407)			155,407

TOTAL INVESTMENTS (Cost $10,652,849) (99.60%)			$10,740,323

Other Assets In Excess Of Liabilities (0.40%)			43,184

NET ASSETS (100.00%)			$10,783,507

(a)	Non-income producing security.

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA - Allmennaksjeselskap is the Norwegian term for public limited company.

A/S - Aktieselskab is the Danish Term for Joint Stock Company.

Ltd. - Limited.

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

OYJ - Osakeyhtio is the Finnish equivalent of a limited company.

Plc - Public Limited Company.

SA - Generally designates corporations in various countries, mostly those employing the civil law.

SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SpA - Societa Per Azioni is an Italian shared company.

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

June 30, 2012 (Unaudited)

(1)	ORGANIZATION

Drexel Hamilton Mutual Funds (the “Trust”) was organized on March 17, 2011 as a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently offers shares of beneficial interest (“shares”) of Drexel Hamilton Centre American Equity Fund, Drexel Hamilton Centre Global Equity Fund, Drexel Hamilton 8IP Asia Pacific Equity Fund and Drexel Hamilton FOUR European Equity Fund (the “Funds”). Each Fund is a diversified portfolio with an investment objective seeking long-term growth of capital. Each Fund offers Institutional Class Shares and is only offered and available to institutional investors. Retail customers may not purchase Institutional Class shares of the Funds. The affairs of the Trust are managed by a Board of Trustees (the “Board”). The Declaration of Trust permits the Trustees to create additional series of the Trust and share classes. Drexel Hamilton Investment Partners, LLC (the “Adviser”) serves as investment adviser to the Funds.

(2)	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Statements of Investments:

(a)	Portfolio securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange or using methods determined by the Board. Debt securities having maturities of 60 days or less may be valued at acquisition cost, plus or minus any amortization or accretion. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities and prices of similar securities or financial instruments.

(b)	Each Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986 that are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly pay no Federal income taxes, and no Federal income tax provision is recorded.

(c)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “Act”) or pursuant to the resale limitations provided by Rule 144 under the Act, or an exemption from the registration requirements of the Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid. As of June 30, 2012, the Funds did not hold any restricted securities.

(d)	The Statements of Investments were prepared in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts at the date of the Statements of Investments. Actual results could differ from those estimates.

(3)	FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

•

Level 2 - Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability.

•

Level 3 - Significant unobservable prices or inputs (including the Board of Trustees’, and Pricing Committee’s, own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2012:

Drexel Hamilton Centre American Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$22,763,786	$–	$–	$22,763,786
Short Term Investments	111,548	–	–	111,548

Total	$22,875,334	$–	$–	$22,875,334

Drexel Hamilton Centre Global Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$10,578,250	$–	$–	$10,578,250
Preferred Stocks	392,449	–	–	392,449
Short Term Investments	123,167	–	–	123,167

Total	$11,093,866	$–	$–	$11,093,866

Drexel Hamilton 8IP Asia Pacific Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$9,822,150	$–	$–	$9,822,150
Exchange Traded Funds	431,685	–	–	431,685
Short Term Investments	272,482	–	–	272,482

Total	$10,526,317	$–	$–	$10,526,317

Drexel Hamilton FOUR European Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks	$10,584,916	$–	$–	$10,584,916
Short Term Investments	155,407	–	–	155,407

Total	$10,740,323	$–	$–	$10,740,323

(a)	For detailed descriptions of industries and countries, see the accompanying Schedule of Investments.

The Funds did not hold any investments at the beginning or end or the period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds recognize transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and Level 2 as June 30, 2012.

(4)	NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No.2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

(5)	DERIVATIVE INSTRUMENTS

The Derivatives Statement requires enhanced disclosure about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds may invest in a broad array of financial instruments and securities, the value of which is “derived” from the performance of an underlying asset or a “benchmark” such as a security index, an interest rate, or a currency. In particular, each Fund may engage in transactions in swaps, options, futures, options on futures contracts (a) to hedge against anticipated declines in the market value of its portfolio securities or currencies and against increases in the market values of securities or currencies it intends to acquire, (b) to manage exposure to changing interest rates (duration management), (c) to enhance total return or (d) to invest in eligible asset classes with a greater efficiency and lower cost than is possible through direct investment.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund may utilize swap agreements as a means to gain exposure to a commodity index, commodity markets, or certain common or preferred stocks and/or to “hedge” or protect its portfolio from adverse movements in securities prices or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing its investment objective through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return.

Options and futures can be highly volatile investments and involve certain risks. These strategies require the ability to anticipate future movements in securities prices, interest rates, currency exchange rates and other economic factors. Attempts to use such investments may not be successful and could result in reduction of a Fund’s total return. Each Fund could experience losses if the prices of its options or futures positions move in a direction different than anticipated, or if the Fund were unable to close out its positions due to disruptions in the market or lack of liquidity. Over-the-counter options generally involve greater credit and liquidity risks than exchange-traded options. Options and futures traded on foreign exchanges generally are not regulated by U.S. authorities, and may offer less liquidity and less protection to a Fund if the other party to the contract defaults.

The Funds’ use of options and futures and other investment techniques for hedging purposes involves the risk that changes in the value of a hedging investment will not match those of the asset or security being hedged. Hedging is the use of one investment to offset the effects of another investment. Imperfect or no correlation of the values of the hedging instrument and the hedged security or asset might occur because of characteristics of the instruments themselves or unrelated factors involving, for example, the markets on which the instruments are traded. As a result, hedging strategies may not always be successful. While hedging strategies can help reduce or eliminate portfolio losses, they can also reduce or eliminate portfolio gains.

As of the period ended June 30, 2012 the Funds did not invest in any derivative instruments.

(6)	FEDERAL INCOME TAX INFORMATION

FUND	TAX COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET TAX UNREALIZED APPRECIATION ON INVESTMENTS
Drexel Hamilton Centre American Equity Fund	$21,059,134	$2,196,998	$(380,798)	$1,816,200
Drexel Hamilton Centre Global Equity Fund	10,530,199	882,683	(319,016)	563,667
Drexel Hamilton 8IP Asia Pacific Equity Fund	10,799,565	633,080	(906,328)	(273,248)
Drexel Hamilton FOUR European Equity Fund	10,660,231	594,625	(514,533)	80,092

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREXEL HAMILTON MUTUAL FUNDS

By:	/s/ Andrew Bang
Andrew Bang, President

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Bang
Andrew Bang, President

Date:	August 29, 2012

By:	/s/ Andrew Bang
Andrew Bang, Treasurer

Date:	August 29, 2012